Fair Values - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	$ 5,264	$ 1,666
Mortgage IRLCs	70	61
Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage IRLCs	0	0
Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	5,264	1,666
Mortgage IRLCs	70	61
Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage IRLCs	0	0
Fair value swap
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	226	135
Fair value swap | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	226	135
Recurring basis
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	5,264	1,666
Mortgage IRLCs	70	61
Recurring basis | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	5,264	1,666
Mortgage IRLCs	70	61
Recurring basis | Obligations of U.S. Treasury and other U.S. Government sponsored entities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	538,064	525,136
Recurring basis | Obligations of U.S. Treasury and other U.S. Government sponsored entities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	538,064	525,136
Recurring basis | U.S. Government Sponsored Entities’ Asset-Backed Securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	761,153	648,471
Recurring basis | U.S. Government Sponsored Entities’ Asset-Backed Securities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	761,153	648,471
Recurring basis | Equity securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	2,698	2,659
Recurring basis | Equity securities | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,922	1,900
Recurring basis | Equity securities | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	776	759
Recurring basis | Fair value swap
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	226	135
Recurring basis | Fair value swap | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	$ 226	$ 135